Accounts Payable	9 Months Ended
Sep. 30, 2019
Accounts Payable
Accounts Payable

9. Accounts Payable

	September 30,	December 31,
	2019	2018
	(in US$’000)
Accounts payable—third parties	17,618	14,158
Accounts payable—non-controlling shareholders of subsidiaries (Note 17(iv))	3,916	4,960
Accounts payable—related party (Note 17(ii))	1,495	6,507
	23,029	25,625

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.